INCOME TAXES - Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Activity in the valuation allowance for deferred tax assets
Balance at Beginning of Period	$ 126,392	$ 94,952	$ 68,701
Additions		31,440	26,251
Deductions	(16,702)
Balance at end of period	109,690	126,392	$ 94,952
Deductions recorded in OCI	$ 890
Additions recorded in OCI		$ 895